Condensed consolidated cash flow statement of Aegon Ltd. (Parenthetical) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Statement1 [Line Items]
Interest received	€ 1,742	€ 1,941
Dividends received	1,480	1,649
Interest paid	126	159
Dividend received from joint ventures and associates	€ 201	€ 245